SECURITIES ACT FILE NO. 2-86188

INVESTMENT COMPANY ACT FILE NO. 811-3836

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 71	☒
and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 71	☒

ANCHOR SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza Five

Jersey City, NJ 07311-4992

(Address of Principal Executive Offices) (Zip Code)

(800.858.8850)

(Registrant’s Telephone Number, including area code)

Gregory N. Bressler, Esq.

Senior Vice President and General Counsel

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Manda Ghaferi, Esq.

AIG Consumer Insurance

1999 Avenue of the Stars, 27th Floor

Los Angeles, CA 90067-6022

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒               immediately upon filing pursuant to paragraph (b) of Rule 485

☐                 on (date), pursuant to paragraph (b) of Rule 485

☐                 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                 on (date), pursuant to paragraph (a)(1) of Rule 485

☐                 75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                 on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 71 to the Registration Statement of Anchor Series Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 70 on Form N-1A filed on August 19, 2016.  This PEA No. 71 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 70 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No.71 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 71 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 9th day of September, 2016.

ANCHOR SERIES TRUST
(Registrant)

By:	/s/ John T. Genoy
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

	Signature	Title	Date

	/s/ John T. Genoy	President (Principal Executive	September 9, 2016
	John T. Genoy	Officer)

	/s/ Gregory R. Kingston	Treasurer (Principal Financial and	September 9, 2016
	Gregory R. Kingston	Accounting Officer)

	*	Trustee	September 9, 2016
Dr. Judith L. Craven

	*	Trustee	September 9, 2016
William F. Devin

	*	Trustee	September 9, 2016
Richard W. Grant

	*	Trustee	September 9, 2016
Stephen J. Gutman

	*	Trustee	September 9, 2016
Peter A. Harbeck

	*	Trustee	September 9, 2016
William J. Shea

* By:	/s/ Thomas D. Peeney		September 9, 2016
Thomas D. Peeney
Attorney-in-Fact

*            Pursuant to a Power of Attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase